CONCENTRATIONS AND RISKS (Details - Concentration of revenue) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Total revenue	$ 184,217	$ 132,369	$ 190,724
Customer A [Member]
Concentration Risk [Line Items]
Total revenue			$ 19,326
Customer B [Member]
Concentration Risk [Line Items]
Total revenue	35,522
Customer C [Member]
Concentration Risk [Line Items]
Total revenue	$ 39,969	$ 27,560